PROVISION FOR UNPAID LOSSES AND LOSS ADJUSTMENT EXPENSES	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
PROVISION FOR UNPAID LOSSES AND LOSS ADJUSTMENT EXPENSES
PROVISION FOR UNPAID LOSSES AND LOSS ADJUSTMENT EXPENSES
9.	PROVISION FOR UNPAID LOSSES AND LOSS ADJUSTMENT EXPENSES

The changes in the provision for unpaid losses and loss adjustment expenses, net of amounts recoverable from reinsurers were as follows:

	Nine Months Ended
	September 30, 2021	September 30, 2020
Balance—Beginning of year	$54,987,840	$32,583,608
Less: amount recoverable from reinsurers	—	(2,343)
Net balance—Beginning of year	54,987,840	32,581,265
Losses incurred for the period related to:
Current period	87,642,926	65,734,569
Prior periods	—	—
Total losses incurred	87,642,926	65,734,569
Losses paid for the period related to:
Current period	20,604,251	15,282,345
Prior periods	18,402,785	11,921,879
Total losses paid	39,007,036	27,204,224
Net balance—September 30	103,623,730	71,111,610
Foreign currency translation adjustment	(32,567)	—
Balance—September 30	$103,591,163	$71,111,610

In updating Hagerty Re’s loss reserve estimates, inputs are considered and evaluated from many sources, including actual claims data, the performance of prior reserve estimates, observed industry trends, and internal review processes, including the views of the Company’s actuary. These inputs are used to improve evaluation techniques and to analyze and assess the change in estimated ultimate losses for each accident year by line of business. These analyses produce a range of indications from various methods, from which an actuarial point estimate is selected.

8.	PROVISION FOR UNPAID LOSSES AND LOSS ADJUSTMENT EXPENSES